Organization and Basis of Presentation - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Basis Of Presentation And Organization [Line Items]
Exclusive purchase right contract term	10 years
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion") and Subsidiaries
Basis Of Presentation And Organization [Line Items]
Percent of assets	57.00%	51.00%
Percent of liabilities	75.00%	60.00%